Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Parentheticals) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Ordinary Share [Member]
Schedule of Consolidated Balance Sheets [Line Items]
Redemption price per share	$ 11.47	$ 10.92